Note 21 Customer Deposits (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 338,795,000,000	€ 342,661,000,000
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	170,112,000,000	168,690,000,000
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	47,789,000,000	43,768,000,000
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,926,000,000	17,906,000,000
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	25,976,000,000	25,730,000,000
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	8,310,000,000	8,435,000,000
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,608,000,000	1,720,000,000
Demand Deposits [Member] | Total customer deposits by country [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	271,721,000,000	266,250,000,000
Deposits With Agreed Maturity [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	15,100,000,000	20,065,000,000
Deposits With Agreed Maturity [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	10,317,000,000	10,514,000,000
Deposits With Agreed Maturity [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,114,000,000	16,707,000,000
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	10,478,000,000	11,259,000,000
Deposits With Agreed Maturity [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	9,957,000,000	12,373,000,000
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2,354,000,000	4,748,000,000
Deposits With Agreed Maturity [Member] | Total customer deposits by country [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	65,320,000,000	75,666,000,000
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2,000,000	2,000,000
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,134,000,000	117,000,000
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	2,000,000	8,000,000
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	616,000,000	619,000,000
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0
Repurchase Agreements [Member] | Total customer deposits by country [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,754,000,000	746,000,000
Total Deposits From Customers [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	185,214,000,000	188,757,000,000
Total Deposits From Customers [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	59,240,000,000	54,398,000,000
Total Deposits From Customers [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	35,042,000,000	34,621,000,000
Total Deposits From Customers [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	36,454,000,000	36,989,000,000
Total Deposits From Customers [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	18,883,000,000	21,427,000,000
Total Deposits From Customers [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	3,962,000,000	6,468,000,000
Total Deposits From Customers [Member] | Total customer deposits by country [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 338,795,000,000	€ 342,661,000,000